Quarterly Holdings Report
for
Fidelity® Michigan Municipal Income Fund
March 31, 2024
MIR-NPRT1-0524
1.814644.119
Municipal Bonds - 94.4%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2022 A, 5% 10/1/44	1,000,000	1,031,085
Michigan - 92.5%
Ann Arbor Pub. School District Series 2023, 4% 5/1/40	3,000,000	3,099,922
Bloomfield Hills Schools District Series 2020, 4% 5/1/50	1,500,000	1,455,404
Byron Ctr. Pub. Schools Series 2023 II, 5.25% 5/1/53	3,570,000	3,890,170
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,018,955
5% 5/1/33	1,000,000	1,018,185
5% 5/1/34	1,075,000	1,092,896
Detroit Downtown Dev. Auth. Tax Series A:
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	1,340,000	1,342,442
5% 7/1/31 (Assured Guaranty Muni. Corp. Insured)	1,775,000	1,777,750
Detroit Gen. Oblig.:
Series 2020:
5.5% 4/1/35	1,040,000	1,131,445
5.5% 4/1/36	435,000	471,250
5.5% 4/1/37	465,000	500,190
5.5% 4/1/38	490,000	524,184
Series 2021 A:
5% 4/1/37	1,875,000	1,980,803
5% 4/1/39	1,210,000	1,264,269
Series 2023 C, 6% 5/1/43	1,500,000	1,684,441
Detroit Swr. Disp. Rev.:
Series 2001 B, 5.5% 7/1/29 (Assured Guaranty Corp. Insured)	25,000	26,084
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,009
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (Assured Guaranty Muni. Corp. Insured)	735,000	787,477
5% 4/1/34 (Assured Guaranty Muni. Corp. Insured)	520,000	553,504
5% 4/1/35 (Assured Guaranty Muni. Corp. Insured)	500,000	530,076
Farmington Pub. School District Gen. Oblig. Series 2020, 4% 5/1/40	3,000,000	3,016,647
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/38	1,800,000	1,698,197
4% 7/1/41	1,395,000	1,266,878
Gerald R. Ford Int'l. Arpt. Auth. Rev. Series 2021:
5% 1/1/26 (b)	225,000	230,857
5% 1/1/27 (b)	325,000	339,004
5% 1/1/28 (b)	235,000	249,497
5% 1/1/29 (b)	525,000	566,084
5% 1/1/30 (b)	425,000	464,655
5% 1/1/31 (b)	725,000	801,689
5% 1/1/32 (b)	725,000	810,351
5% 1/1/33 (b)	1,000,000	1,117,349
5% 1/1/34 (b)	1,000,000	1,116,741
5% 1/1/35 (b)	850,000	947,182
5% 1/1/36 (b)	600,000	665,480
5% 1/1/37 (b)	700,000	770,132
5% 1/1/38 (b)	1,170,000	1,275,995
5% 1/1/39 (b)	1,000,000	1,083,160
5% 1/1/40 (b)	1,000,000	1,077,369
5% 1/1/41 (b)	1,100,000	1,180,338
5% 1/1/46 (b)	2,000,000	2,112,561
Grand Rapids Pub. Schools Series 2017, 5% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	480,000	506,300
Grand Rapids San. Swr. Sys. Rev. Series 2018:
5% 1/1/34	550,000	590,509
5% 1/1/38	655,000	692,776
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	257,045
5% 1/1/32	320,000	329,017
5% 1/1/33	550,000	565,498
Grand Traverse County Hosp. Fin. Auth.:
Series 2019 A:
5% 7/1/44	1,110,000	1,146,245
5% 7/1/49	2,615,000	2,677,829
Series 2021, 3% 7/1/51	2,440,000	1,778,092
Grand Valley Michigan State Univ. Rev. Series 2018:
5% 12/1/34	1,075,000	1,145,504
5% 12/1/35	1,225,000	1,301,075
5% 12/1/37	1,375,000	1,446,403
5% 12/1/38	875,000	917,806
5% 12/1/43	1,400,000	1,450,774
Grandville Pub. Schools District Series 2020:
4% 5/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,010,437
4% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,312,829
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/27	15,000	15,593
Series 2018 A, 5% 7/1/43	5,000,000	5,238,092
Series 2018 B, 5% 7/1/29	15,000	16,648
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 C, 5.25% 7/1/35	2,000,000	2,084,840
Grosse Pointe Pub. School Sys. Series 2021, 3% 5/1/33	1,000,000	959,385
Holland School District Series 2023 II:
4% 11/1/39	1,855,000	1,897,687
4% 11/1/40	1,915,000	1,951,019
Kalamazoo County Mich Series 2021:
2% 5/1/38	1,660,000	1,247,632
3% 5/1/30	1,690,000	1,677,280
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
4% 5/15/36	1,985,000	1,994,283
5% 5/15/28	775,000	798,970
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	5,000	5,181
5% 5/15/30	4,970,000	5,124,463
5% 5/15/30 (Pre-Refunded to 5/15/26 @ 100)	30,000	31,085
Kentwood Econ. Dev. Corp.:
Series 2021, 4% 11/15/45	500,000	394,569
Series 2022:
4% 11/15/31	970,000	918,548
4% 11/15/43	2,250,000	1,822,247
Lansing Board of Wtr. & Lt. Util. Rev.:
Bonds Series 2021 B, 2%, tender 7/1/26 (c)	2,000,000	1,899,921
Series 2024 A:
5% 7/1/25	730,000	746,105
5% 7/1/26	625,000	651,620
5% 7/1/27	1,500,000	1,599,172
Lansing Mich Series 2023 B, 4% 6/1/40 (Assured Guaranty Muni. Corp. Insured)	4,810,000	4,878,162
Lincoln Consolidated School District Series 2016 A:
5% 5/1/29	1,430,000	1,476,569
5% 5/1/31	500,000	514,861
5% 5/1/32	1,000,000	1,029,519
Macomb Interceptor Drain Drainage District Series 2017 A, 5% 5/1/34	1,750,000	1,838,952
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	802,012
5% 7/1/30	900,000	924,419
5% 7/1/31	780,000	800,146
5% 7/1/32	1,000,000	1,024,527
5% 7/1/33	705,000	721,223
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series I, 3% 10/15/45	8,670,000	7,101,796
Series 2021 I, 3% 10/15/51	1,770,000	1,352,902
Michigan Fin. Auth. Act 38 Facss (The Henry Ford Health Detroit South Campus Central Util. Plant Proj.) Series 2024:
5% 2/28/38	1,700,000	1,879,930
5% 2/28/39	1,000,000	1,097,848
5.25% 2/29/40	600,000	665,651
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/33	3,250,000	3,505,250
5% 11/1/35	1,000,000	1,072,035
5% 11/1/36	1,250,000	1,339,515
5% 11/1/38	1,595,000	1,684,079
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj. Bonds) Series 2015, 5% 7/1/30	10,000	10,158
(Kalamazoo College Proj.) Series 2018:
4% 12/1/36	790,000	793,881
4% 12/1/47	2,610,000	2,379,427
(Lawrence Technological Univ. Proj.) Series 2017, 5% 2/1/47	3,195,000	2,957,150
(Trinity Health Proj.) Series 2017:
5% 12/1/30	710,000	757,928
5% 12/1/37	3,270,000	3,412,647
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (c)	4,190,000	3,730,533
Series 2016 E1, 4%, tender 8/15/24 (c)	1,305,000	1,304,096
Series 2014 H1, 5% 10/1/39	4,725,000	4,737,479
Series 2015 C:
5% 7/1/26	570,000	577,613
5% 7/1/27	1,465,000	1,484,389
5% 7/1/28	1,500,000	1,519,669
Series 2015 D1:
5% 7/1/34	1,250,000	1,264,109
5% 7/1/35	505,000	510,332
Series 2015 D2, 5% 7/1/34	1,000,000	1,008,739
Series 2016:
5% 11/15/28	2,655,000	2,764,068
5% 1/1/29	1,000,000	1,027,017
5% 11/15/29	4,950,000	5,161,935
5% 1/1/30	1,000,000	1,028,351
5% 1/1/31	1,170,000	1,204,119
5% 1/1/32	1,895,000	1,949,746
5% 1/1/33	1,915,000	1,970,482
5% 1/1/34	2,135,000	2,198,662
5% 11/15/34	1,135,000	1,179,668
5% 11/15/41	5,730,000	5,868,073
Series 2019 A:
3% 12/1/49	2,000,000	1,529,778
4% 2/15/44	4,140,000	3,996,369
4% 12/1/49	8,180,000	7,662,416
4% 2/15/50	6,530,000	6,033,450
5% 11/15/48	11,865,000	12,288,934
Series 2020 A:
4% 6/1/35	2,000,000	2,050,525
4% 6/1/37	2,000,000	2,019,747
4% 6/1/40	2,000,000	1,990,483
4% 6/1/49	4,250,000	3,883,792
Series 2020:
4% 11/1/55	2,500,000	2,258,413
5% 6/1/40	3,000,000	3,148,747
Series 2021:
3% 9/1/50	2,320,000	1,591,411
5% 9/1/38	1,270,000	1,360,436
Series 2022:
4% 2/1/27	145,000	141,180
4% 2/1/32	285,000	271,185
4% 2/1/42	1,120,000	933,477
4% 4/15/42	2,000,000	1,965,221
4% 12/1/51	1,100,000	785,318
Series 2023:
5% 11/1/32	1,110,000	1,137,075
5% 11/1/33	1,250,000	1,284,546
5% 11/1/37	2,000,000	2,012,284
5.25% 11/1/35	1,400,000	1,448,719
Michigan Gen. Oblig. Series 2020 A, 4% 5/15/40	500,000	508,145
Michigan Hosp. Fin. Auth. Rev.:
Series 2010 F, 4% 11/15/47	290,000	278,374
Series 2010 F4, 5% 11/15/47	6,070,000	6,339,070
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2017 A, 3.75% 10/1/42	2,000,000	1,826,038
Series 2018 A, 3.8% 10/1/38	3,965,000	3,824,164
Series 2019 A1:
3.35% 10/1/49	3,000,000	2,436,241
3.6% 10/1/60	2,500,000	2,014,034
Series 2020 A1, 0.65% 10/1/24	225,000	221,059
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.75% 6/1/50	2,160,000	2,128,513
Series 2020 C, 3% 6/1/51	2,590,000	2,505,519
Series 2021 A, 3% 6/1/52	2,915,000	2,812,607
Series 2022 A, 5% 6/1/53	2,255,000	2,318,449
Series 2022 D, 5.5% 6/1/53	2,405,000	2,518,782
Series 2023 A, 3.8% 12/1/33	1,490,000	1,500,336
Series 2023 B, 5.75% 6/1/54	2,000,000	2,134,804
Series 2024 A, 6% 6/1/54	2,530,000	2,756,698
Series A:
3.5% 12/1/50	2,870,000	2,812,695
4% 12/1/48	770,000	763,703
Series C, 4.25% 6/1/49	1,780,000	1,772,745
Michigan State Hsg. Dev. Auth. Series 2021 A:
0.55% 4/1/25	2,750,000	2,631,914
2.125% 10/1/36	1,775,000	1,411,820
2.45% 10/1/46	2,000,000	1,364,996
2.55% 10/1/51	1,920,000	1,263,630
Michigan State Univ. Revs. Series 2019 C, 4% 2/15/44	1,500,000	1,463,917
Michigan Strategic Fund Ltd. Oblig. Rev.:
(I-75 Impt. Proj.):
Series 2017, 5% 6/30/25 (b)	3,150,000	3,154,356
Series 2018:
4.25% 12/31/38 (Assured Guaranty Muni. Corp. Insured) (b)	5,840,000	5,848,912
5% 12/31/25 (b)	2,200,000	2,209,001
5% 12/31/26 (b)	490,000	500,763
5% 12/31/28 (b)	375,000	391,565
5% 6/30/29 (b)	35,000	36,587
5% 12/31/30 (b)	4,080,000	4,274,137
5% 6/30/31 (b)	470,000	492,950
5% 12/31/31 (b)	3,180,000	3,334,714
5% 12/31/32 (b)	1,785,000	1,871,434
5% 12/31/33 (b)	2,000,000	2,096,989
(The Detroit Edison Co. Exempt Facilities Proj.) Series 2008 ET2, 1.35% 8/1/29	2,000,000	1,727,600
(The Detroit Edison Co. Poll. Cont. Bonds Proj.) Series 1995 CC, 1.45% 9/1/30	2,000,000	1,692,040
(United Methodist Retirement Cmntys., Inc. Proj.) Series 2019, 5% 11/15/34	500,000	490,690
Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	6,000,000	5,916,962
(DTE Elec. Co. Exempt Facilities Proj.) Series 2023 DT, 3.875%, tender 6/3/30 (b)(c)	7,000,000	7,041,264
(Graphic Packaging Int'l., LLC Coated Recycled Board Machine Proj.) Series 2021, 4%, tender 10/1/26 (b)(c)	5,000,000	4,995,289
Series 2020:
4% 5/15/27	565,000	545,680
5% 5/15/44	1,500,000	1,332,412
Michigan Technological Univ. Series 2021, 4% 10/1/46	2,835,000	2,726,368
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/45	1,500,000	1,503,430
Northern Michigan Univ. Revs. Series 2021:
4% 6/1/39	900,000	908,234
4% 6/1/40	500,000	501,480
4% 6/1/41	1,385,000	1,377,934
4% 6/1/46	1,850,000	1,765,840
5% 6/1/32	375,000	426,646
5% 6/1/33	365,000	414,630
5% 6/1/34	375,000	426,591
5% 6/1/35	375,000	425,817
5% 6/1/36	400,000	451,163
Oakland Univ. Rev.:
Series 2014:
5% 3/1/28	335,000	335,386
5% 3/1/29	525,000	525,628
Series 2016:
5% 3/1/28	1,150,000	1,183,706
5% 3/1/41	1,475,000	1,495,792
Pennfield Schools District Series 2022, 3% 5/1/51	1,160,000	881,673
Portage Pub. Schools:
Series 2016:
5% 11/1/32	2,500,000	2,571,770
5% 11/1/34	1,250,000	1,282,851
Series 2019, 4% 11/1/38	2,000,000	2,022,370
Series 2021, 4% 11/1/42	1,000,000	1,001,922
Ravenna Pub. Schools Gen. Oblig. Series 2021, 4% 5/1/51	2,140,000	2,030,425
Saginaw City School District Series 2021, 4% 5/1/47	3,000,000	2,917,976
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
4% 7/1/36	770,000	783,747
4% 7/1/37	820,000	829,004
4% 7/1/39	1,430,000	1,425,686
4% 7/1/40	490,000	483,403
Warren Consolidated School District:
Series 2016:
5% 5/1/34	5,630,000	5,796,189
5% 5/1/35	1,250,000	1,284,873
Series 2017, 4% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	500,000	503,035
Series 2018, 5% 5/1/32	1,100,000	1,181,871
Wayne County Arpt. Auth. Rev.:
Series 2014 C:
5% 12/1/29 (b)	720,000	724,613
5% 12/1/31 (b)	860,000	865,610
Series 2015 G, 5% 12/1/36	5,760,000	5,880,470
Series 2017 A:
5% 12/1/37	545,000	571,761
5% 12/1/42	1,455,000	1,513,915
Series 2017 B, 5% 12/1/47 (b)	450,000	458,711
Series 2018 B, 5% 12/1/48 (b)	5,000,000	5,113,758
Series 2018 D:
5% 12/1/30 (b)	5,865,000	6,237,348
5% 12/1/31 (b)	2,825,000	3,003,719
5% 12/1/32 (b)	2,945,000	3,130,594
Series 2021 A, 5% 12/1/38	1,250,000	1,396,731
Series 2021 B:
5% 12/1/35 (b)	1,225,000	1,349,340
5% 12/1/37 (b)	1,520,000	1,648,915
5% 12/1/46 (b)	1,280,000	1,344,525
Series 2023 B:
5.25% 12/1/37 (Assured Guaranty Muni. Corp. Insured) (b)	1,000,000	1,129,497
5.25% 12/1/38 (Assured Guaranty Muni. Corp. Insured) (b)	900,000	1,008,838
5.5% 12/1/39 (Assured Guaranty Muni. Corp. Insured) (b)	635,000	727,560
5.5% 12/1/41 (Assured Guaranty Muni. Corp. Insured) (b)	1,685,000	1,909,275
5.5% 12/1/42 (Assured Guaranty Muni. Corp. Insured) (b)	800,000	902,602
5.5% 12/1/43 (Assured Guaranty Muni. Corp. Insured) (b)	675,000	757,983
Series 2023 D, 5.25% 12/1/37 (Assured Guaranty Muni. Corp. Insured) (b)	900,000	1,016,547
Wayne State Univ. Revs.:
Series 2019 A:
4% 11/15/38	1,000,000	1,009,718
4% 11/15/39	800,000	805,684
Series 2023 A:
4% 11/15/39 (Build America Mutual Assurance Insured)	2,000,000	2,033,503
4% 11/15/40 (Build America Mutual Assurance Insured)	1,500,000	1,511,419
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/28	650,000	654,964
5% 11/15/29	750,000	755,544
5% 11/15/30	855,000	861,006
5% 11/15/31	700,000	704,490
Series 2015 A, 5% 11/15/28	2,505,000	2,546,233
Series 2019 A, 5% 11/15/44	2,000,000	2,097,213
Series 2021 A:
5% 11/15/31 (Assured Guaranty Muni. Corp. Insured)	150,000	168,730
5% 11/15/32 (Assured Guaranty Muni. Corp. Insured)	300,000	337,420
5% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	400,000	444,869
5% 11/15/38 (Assured Guaranty Muni. Corp. Insured)	625,000	685,960
5% 11/15/40 (Assured Guaranty Muni. Corp. Insured)	635,000	692,555
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,351,489
5% 5/1/32	2,000,000	2,069,614
TOTAL MICHIGAN		433,905,035
Puerto Rico - 1.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,643,730	1,078,387
5.625% 7/1/27	195,000	207,357
5.625% 7/1/29	595,000	650,916
5.75% 7/1/31	1,410,000	1,588,369
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,340,000	1,410,043
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/36	195,000	186,390
5% 7/1/30	845,000	906,127
5% 7/1/32	360,000	389,492
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	1,780,000	1,780,513
TOTAL PUERTO RICO		8,197,594
TOTAL MUNICIPAL BONDS (Cost $460,141,679)		443,133,714

Municipal Notes - 3.4%
	Principal Amount (a)	Value ($)
Michigan - 3.4%
Michigan Fin. Auth. Rev. Series 2016 E3, 3.45% 4/4/24, VRDN (c)	5,100,000	5,100,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
(Single Family Mort 12/17/87 Proj.) Series 2009 C, 3.8% 4/4/24 (Liquidity Facility TD Banknorth, NA), VRDN (c)	1,425,000	1,425,000
Participating VRDN Series 2022 D1, 4.12% 3/29/24 (Liquidity Facility Barclays Bank PLC) (c)(d)(e)	5,000,000	5,000,000
Series 2007 F, 3.9% 4/4/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)(c)	4,400,000	4,400,000

TOTAL MUNICIPAL NOTES (Cost $15,925,000)		15,925,000

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.63% (f)(g) (Cost $7,395,026)	7,393,221	7,395,439

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $483,461,705)	466,454,153
NET OTHER ASSETS (LIABILITIES) - 0.6%	2,713,963
NET ASSETS - 100.0%	469,168,116

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Provides evidence of ownership in one or more underlying municipal bonds.
(e)	Coupon rates are determined by re-marketing agents based on current market conditions.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.63%	9,622,000	29,006,172	31,234,077	81,273	931	413	7,395,439	0.4%
Total	9,622,000	29,006,172	31,234,077	81,273	931	413	7,395,439

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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